NON-CURRENT ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Total	$ 13,405,187	$ 12,744,267	$ 12,483,994
Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Land	307	2,306
Buildings	0	307
Forest	844	11,002
Roads	128	543
Total	$ 1,279	$ 14,158